Equity	12 Months Ended
Dec. 31, 2018
Equity [abstract]
Equity

13.  Equity

Share capital

Ferroglobe PLC was incorporated on February 5, 2015 and issued one ordinary share with a face value of $1.00. The share was issued but uncalled. On October 13, 2015, the Company increased its share capital by £50,000 by issuing 50,000 sterling non-voting redeemable preference shares (the “Non-voting Shares”) as well as 14 ordinary shares with a par value of $1.00. Subsequently on October 13, 2015, the Company consolidated the 15 ordinary shares at a par value of $1.00 to two ordinary shares with a par value of $7.50, for a total amount of $15.00.

On December 23, 2015, the Company acquired all of the issued and outstanding ordinary shares from Grupo Villar Mir, S.A.U., par value €1,000 per share, of Grupo FerroAtlántica, S.A.U. in exchange for 98,078,161 newly-issued Ferroglobe Class A ordinary shares, nominal value $7.50 per share, making Grupo FerroAtlántica, S.A.U. a wholly-owned subsidiary of the Company. The company subsequently redeemed all Non-voting Shares.

Subsequently on December 23, 2015, Gordon Merger Sub, Inc., a wholly owned subsidiary of the Company, merged with Globe Specialty Metals, Inc., and all outstanding shares of GSM common stock, par value $0.0001 per share were converted to the right to receive one newly-issued Ferroglobe ordinary share, nominal value $7.50 per share. The ordinary shares were registered by the Company pursuant to a registration statement on Form F‑4, which was declared effective by the SEC on August 11, 2015, and trade on the NASDAQ Global Select Market under the ticker symbol “GSM.”

On June 22, 2016 the Company completed a reduction of the share capital and as such the nominal value of each share has been reduced from $7.50 to $0.01, with the amount of the capital reduction being credited to a distributable reserve.

On November 18, 2016, Class A Ordinary Shares were converted into ordinary shares of Ferroglobe as a result of the distribution of beneficial interest units in the Ferroglobe Representation and Warranty Insurance Trust to certain Ferroglobe shareholders.

During the year ended December 31, 2017, the Company issued 138,578 new ordinary shares, comprising: 108,578 shares issued upon vesting of restricted stock units; and 30,000 shares issued upon exercise of stock options.

During the year ended December 31, 2018, the Company issued 40,000 new ordinary share upon exercise of stock options and cancelled 1,152,958 ordinary shares pursuant to a share repurchase program (see below).

At December 31, 2018, there were 170,863,773 ordinary shares in issue with a par value of $0.01, for a total issued share capital of $1,784 thousand, (2017: 171,976,731 ordinary shares in issue with a par value of $0.01, for a total issued share capital of $1,796 thousand).

At December 31, 2018, the Company’s largest shareholder is as follows:

	Number of Shares	Percentage of
Name	Beneficially Owned	Outstanding Shares (*)
Grupo Villar Mir, S.A.U.	91,125,521	53.9%
(*) 169,122,682 ordinary shares were outstanding at 31 December 2018, comprising 170,863,773 shares in issue less 1,174,091 shares held in treasury

Valuation adjustments

Valuation adjustments comprise the following at December 31:

	2018	2017
	US$'000	US$'000
Actuarial gains and losses	(390)	(2,998)
Hedging instruments and other	(11,169)	(13,801)
Total	(11,559)	(16,799)

Capital management

The Company’s primary objective is to maintain a balanced and sustainable capital structure through the industry’s economic cycles, while keeping the cost of capital at competitive levels so as to fund the Company’s growth. The main sources of financing are as follows:

1.	cash flow from operations;
2.	bank borrowings, including revolving credit facilities;
3.	debt instruments, including the senior notes due 2022; and
4.	finance leases, predominantly in relation to hydroelectrical installations.

The Company also focuses on optimizing its working capital, which has included the sale of trade receivables pursuant to a securitization program (see Note 10).

The Company manages its capital structure and makes adjustments in light of changes in economic conditions and the requirements of financial covenants. To maintain or adjust the capital structure, the Company may restructure or issue new borrowings or debt, make dividend payments, return capital to shareholders or issue new shares.  Management’s review of the Company’s capital structure includes monitoring of the leverage ratio, which was as follows at December 31:

	2018	2017	2016 (***)
	US$'000	US$'000	US$'000
Gross financial debt (*)	645,389	571,337	514,587
Cash and cash equivalents	(216,647)	(184,472)	(196,931)
Total net financial debt	428,742	386,865	317,656

Total equity (**)	884,372	937,758	892,042

Total net financial debt / total equity	48.48%	41.25%	35.61%

(*)   Gross financial debt comprises bank borrowings, obligations under finance leases, debt instruments and other financial liabilities.

(**)  Total equity comprises all capital and reserves of Company as stated in the consolidated statement of financial position.

(***)  At December 31, 2016, net financial debt excludes gross financial debt of $86,959 thousand and cash and cash equivalents of $51 thousand related to the Spanish energy business as these balances were classified as held for sale as at that date (see Note 29). If these balances had been included, net financial debt would have been $404,564 thousand and the net financial debt / equity ratio would have been 45.4%.

The classification of the Company’s gross financial debt between non-current and current at December 31 is as follows:

	2018		2017		2016 (*)
	Balance		Balance		Balance
	US$'000%		US$'000%		US$'000%
Non-current gross financial debt	560,738	86.88%	458,056	80.17%	269,325	52.34%
Current gross financial debt	84,651	13.12%	113,281	19.83%	245,262	47.66%
Total gross financial debt	645,389	100.00%	571,337	100.00%	514,587	100.00%

(*)   At December 31, 2016, gross financial debt excluded $86,959 thousand related to the Spanish energy business, of which $76,452 thousand would have been presented as non-current and $10,507 thousand would have been presented as current had the business not been classified as held for sale (see Note 29). Had these balances been included, gross financial debt would have been $601,546 thousand.

Share Repurchase Program

At a general meeting of its shareholders held on August 3, 2018, shareholders granted authority to the Company to effect share repurchases. The Company is accordingly authorised for a period of five years to enter into contracts with appointed brokers under which the Company may undertake purchases of its ordinary shares – acquired by the brokers on the NASDAQ and through other permitted channels – of up to approximately 10% of its issued ordinary share capital, at a minimum price of $0.01 per share, at a maximum price for such shares of 5% above the average volume-weighted average price of the Company's shares over the five business days prior to purchase and subject to additional restrictions (including as to pricing, volume, timing and the use of brokers or dealers) under applicable U.S. securities laws.

Subsequently, the Company’s Board of Directors authorised the repurchase of up to $20,000 thousand of the Company's ordinary shares in the period ending December 31, 2018.  On November 7, 2018, the Company completed this repurchase program, resulting in the acquisition of a total of 2,894,049 ordinary shares for total consideration of $20,100 thousand, including applicable stamp duty of $100 thousand. The average price paid per share was $6.89.  The share repurchase program resulted in 1,152,958 ordinary shares purchased and cancelled and 1,741,091 ordinary shares purchased into treasury, all of which remained held in treasury at December 31, 2018.

Dividends

On May 21, 2018, our Board of Directors approved an interim dividend per ordinary share of $0.06. The dividend totaling $10,321 thousand, was paid on June 29, 2018 to shareholders of record at the close of business on June 8, 2018.

On August 20, 2018, our Board of Directors approved an interim dividend per ordinary share of $0.06. The dividend totaling $10,321 thousand, was paid on September 20, 2018 to shareholders of record at the close of business on September 5, 2018.

There were no dividends paid or proposed by the Company during the year ended December 31, 2017.

During the year ended December 31, 2016, the Company declared four interim dividend payments of $0.08 per share, paid on March 14, August 12, September 28, and December 29, and each totaling $13,747 thousand, respectively, distributed as cash payments through reserves. As of December 31, 2016, all dividends declared were paid.

Non-controlling interests

The changes in non-controlling interests in the consolidated statements of financial position in 2018 and 2017 were as follows:

Balance
US$'000
Balance at January 1, 2017	125,556
Loss for the year	(5,144)
Dividends paid to joint venture partner	(7,350)
Non-controlling interest arising on the acquisition of FerroSolar Opco Group S.L.	6,750
Translation differences and other	1,922
Balance at December 31, 2017	121,734
Loss for the year	(19,088)
Increase of Parent's ownership interest in FerroAtlántica de Venezuela S.A.	14,389
Translation differences and other	(890)
Balance at December 31, 2018	116,145

The stand-alone statutory information regarding the largest non-controlling interests, in accordance with IFRS 12 Disclosure of Interests in Other Entities, is as follows:

WVA Manufacturing, LLC (WVA) was formed on October 28, 2009 as a wholly-owned subsidiary of Globe. On November 5, 2009, Globe sold a 49% membership interest in WVA to Dow Corning Corporation (currently named “Dow”), an unrelated third party. As part of the sale of the 49% membership interest to Dow, an operating agreement and an output and supply agreement were established. The output and supply agreement states that of the silicon metal produced by WVA, 49% will be sold to Dow and 51% to Globe, which represents each member’s ownership interest, at a price equal to WVA’s actual production cost plus $100 per metric ton. The agreement will automatically terminate upon the dissolution or liquidation of WVA in accordance with the joint venture agreement between Globe and Dow. As of December 31, 2018 and 2017, the balance of Non-controlling interest related to WVA was $77,343 thousand and $80,868 thousand, respectively.

Quebec Silicon Limited Partnership (QSLP), formed under the laws of the Province of Québec on August 20, 2010 is managed by its general partner, Quebec Silicon General Partner Inc., which is a wholly-owned subsidiary of Globe. QSLP owns and operates the silicon metal operations in Bécancour, Québec. QSLP’s production output is subject to a supply agreement, which sells 51% of the production output to Globe and 49% to Dow, which represents each member’s ownership interest, at a price equal to QSLP’s actual production cost plus 31 Canadian dollars per metric ton. As of December 31, 2018 and 2017, the balance of non-controlling interest related to QSLP was $44,796 thousand and $46,830 thousand, respectively.

	2018		2017
	WVA	QSLP	WVA	QSLP
	US$'000	US$'000	US$'000	US$'000
Statement of Financial Position
Non-current assets	84,864	62,725	88,532	68,521
Current assets	59,957	42,125	45,269	33,076
Non-current liabilities	14,677	15,406	14,678	14,213
Current liabilities	38,060	24,356	36,359	18,346
Income Statement
Sales	168,041	108,764	161,014	97,697
Operating profit	6,319	2,284	5,947	467
Profit before taxes	6,319	979	5,947	122
Net (loss) income	(6,458)	478	14,678	42
Cash Flow Statement
Cash flows from operating activities	10,025	4,317	16,017	7,076
Cash flows from investing activities	(3,830)	(4,980)	(2,193)	(5,422)
Cash flows from financing activities	—	—	(15,000)	(2)
Exchange differences on cash and cash equivalents in foreign currencies	—	(32)	—	68
Beginning balance of cash and cash equivalents	340	2,462	1,516	742
Ending balance of cash and cash equivalents	6,535	1,767	340	2,462